Lease Right-of-Use Assets	12 Months Ended
Aug. 31, 2020
Lease Right-of-Use Assets [Abstract]
Lease Right-of-Use Assets
9	Lease Right-of-Use Assets

The company has operating leases for certain of its premises under various non-cancelable lease agreements that are accounted for under IFRS 16 since September 1, 2019 (note 2). The following table summarizes the change in cost and accumulated amortization of lease ROU assets for these premises:

Cost as at September 1, 2019	$–
Adoption of IFRS 16 (note 2)	11,321
Additions	2,103
Foreign currency translation adjustment	555
Cost as at August 31, 2020	$13,979

Accumulated depreciation as at September 1, 2019	$–
Depreciation for the year (note 20)	3,349
Foreign currency translation adjustment	(128)
Accumulated depreciation as at August 31, 2020	$3,221

Net carrying value as at August 31, 2020	$10,758